Capital and Other Components of Equity - Additional Information (Detail) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital And Other Components Of Equity [Line Items]
Par value per share	$ 10	$ 10
Authorized capital	$ 100,000,000	$ 100,000,000
Issued capital	$ 96,242,451	$ 96,242,451
Capital Surplus Capitalized Rate	10.00%
Legal Reserve Distribution Description	According to the ROC Company Act, 10 percent of the net profit shall be allocated as legal reserve until the accumulated legal reserve equals the paid-in capital. When a company incurs no loss, it may, pursuant to a resolution to be adopted by shareholders’ meeting, distribute its legal reserve by issuing new shares or by cash, only the portion of legal reserve which exceeds 25 percent of the paid-in capital may be distributed.
Description of distribution of earnings and dividend policy	If the current-year retained earnings available for distribution reach 2% of the paid-in capital of AUO, dividend to be distributed shall be no less than 20% of the current-year retained earnings available for distribution. If the current-year retained earnings available for distribution do not reach 2% of the paid-in capital of AUO, AUO may decide not to distribute dividend. The cash portion of the dividend, which may be in the form of cash and stock, shall not be less than 10% of the total dividend distributed during the year.
Expected shares repurchased as treasury shares transferring to employees	125,000
Maximum percentage of number of shares repurchased pursuant to the Securities and Exchange Act	10.00%
Share repurchased transferring period from the date of reaquisition	5 years
American Depositary Shares (one represents ten common shares) [member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Number of shares issued	50,123
Number of ordinary shares represented	501,229